INCOME TAXES	12 Months Ended
Dec. 31, 2021
INCOME TAXES
INCOME TAXES

12. INCOME TAXES

The Company was incorporated in the Cayman Islands and is not subject to tax in this jurisdiction.

Under the current Hong Kong Inland Revenue Ordinance, the Company’s subsidiary domiciled in Hong Kong has applied a two-tiered profits tax rate regime which is applicable to any year of assessment commencing on or after April 1, 2018. The profits tax rate for the first HK$2 million of profits of corporations is 8.25%, while profits above that amount is subject to the tax rate of 16.5%.

The Company’s subsidiaries are registered in the PRC as foreign invested enterprises. Under the Laws of the People’s Republic of China on Enterprise Income Tax (the “EIT Law”) which are effective January 1, 2008, the statutory enterprise income tax rate is 25%.

Xinjiang Daqo is a foreign-invested enterprise established on February 22, 2011 located in Shihezi Economic Development Area in Xinjiang Autonomous Region. According to Announcement [2020] No.23 of the Ministry of Finance, State Taxation Administration and National Development and Reform Commission, Xinjiang Daqo was established in western China and meets certain requirements under the announcement and therefore is entitled to a preferential tax rate of 15% until December 31, 2030. During the years ended December 31, 2020 and 2021, Xinjiang Daqo was entitled to a preferential tax rate of 15%. Other PRC subsidiaries are subject to statutory rate of 25%.

Under the current EIT Law and implementation regulations issued by the PRC State Council, an income tax rate of 10% is applicable to interest and dividends payable to investors that are “non-resident enterprises”, which do not have an establishment or place of business in the PRC, or which have such establishment or place of business but the relevant income is not effectively connected with the establishment or place of business, to the extent such interest or dividends have their sources within the PRC. In accordance with applicable accounting principles of ASC 740-30, a deferred tax liability shall be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis of an investment in a foreign subsidiary, except for the indefinite reinvestment exception. Before Xinjiang Daqo’s initial public offering in China in 2021, the Company determined that the undistributed earnings of Xinjiang Daqo had been and would be indefinitely reinvested, and no deferred tax liability was recognized on the undistributed earnings of Xinjiang Daqo. Upon the completion of Xinjiang Daqo’s IPO in 2021, Xinjiang Daqo’s dividends distribution policy was changed to be that, its accumulated dividends distributed in cash in the recent three years shall not be less than 30% of its average annual distributable profits in the past three years, to be in compliance with the PRC listing rules. That means, no less than 10% of its annual attributable profit shall be distributed during the recent three years since 2021. Therefore, the Company recorded a deferred tax liability of $14.5 million as of December 31, 2021 based on an estimate that 20.18% of distributable profit from Xinjiang Daqo and its subsidiaries (“PRC listed group”) for the year ended December 31, 2021 will be distributed in 2022 (refer to Note 20).

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties, occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a statutory income tax rate of 25%. The Group is not subject to any other uncertain tax position.

According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended for five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. From inception to 2021, the Group’s PRC subsidiaries were subject to examination of the PRC tax authorities. The Company classifies interest and penalties associated with taxes as income tax expense. Such charges were immaterial in the years ended December 31, 2019, 2020 and 2021, respectively.

Income before income taxes from the PRC was $49.8 million, $179.6 million and $1,046.2 million for the years ended December 31, 2019, 2020 and 2021, respectively. Loss before income taxes from outside the PRC was $12.0 million, $17.5 million and $11.3 million for the years ended December 31, 2019, 2020 and 2021, respectively.

Income tax expenses comprise:

	Year ended December 31,
	2019	2020	2021
Current tax expenses	$4,941	$29,436	$156,894
Deferred tax (benefit) expenses	4,682	(1,254)	13,207
Total	$9,623	$28,182	$170,101

The principal components of deferred income tax assets and liabilities from continuing operations are as follows:

	December 31,
	2020	2021
Deferred tax assets:
Long-lived assets depreciation	$1,665	$1,546
Deferred government subsidies	60	68
Net operating loss carried forward	709	816
Sub-total	$2,434	$2,430
Valuation Allowance	(709)	(816)
Total deferred tax assets	$1,725	$1,614

Deferred tax liabilities:
Long-lived assets depreciation	$(4,540)	$(3,258)
Difference in basis of buildings	(646)	(621)
Dividend withholding tax	—	(14,461)
Total deferred tax liabilities	$(5,186)	$(18,340)
Deferred tax liabilities, net	$(3,461)	$(16,726)

The changes of valuation allowance from continuing operation are as follows:

	Year ended December 31,
	2019	2020	2021
Beginning balance	$—	$729	709
Reversal	735	(65)	87
Foreign exchange effect	(6)	45	20
Ending Balance	$729	$709	816

The Group uses the asset and liability method to record related deferred tax assets and liabilities. The Group considers positive and negative evidences to determine whether some portion or all of the deferred tax assets will be more likely than not realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses and forecasts of future profitability. These assumptions require significant judgement and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying businesses. Valuation allowances are established for deferred tax assets based on a more likely than not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward periods provided for in the tax law. The Group provided a full valuation allowance for the deferred tax assets relating to its PRC subsidiaries from continuing operation other than Xinjiang Daqo as of December 31, 2019, 2020 and 2021 in the amount of $0.7 million, $0.7million and $0.8 million, respectively, as management is not able to conclude that the future realization of those net operating loss carry forwards and other deferred tax assets are more likely than not. The Group also provided a full valuation allowance for the deferred tax assets relating to Chongqing Daqo’s historical operation amounted to $23.3 million, $24.3 million and $20.5 million as of December 31, 2019, 2020 and 2021, respectively.

The effective income tax rate from continuing operation is different from the expected PRC statutory rate as a result of the following items:

	Year ended December 31,
	2019	2020	2021
PRC Enterprise Income Tax	25%	25%	25%
Preferential income tax rate of a subsidiary	(14)%	(11)%	(10)%
Effect of different reversal rate	5%	—	—
R&D Super deduction	(3)%	(1)%	—%
Different tax rate in other jurisdictions	12%	4%	—
Dividend withholding tax	—	—	1%
Effective tax rate	25%	17%	16%

Xinjiang Daqo enjoys the preferential tax rate of 15% until December 31, 2030 if the requirements of Western (Region) Development Enterprise are satisfied. The impact of the preferential tax rates decreased income taxes by $5.2 million, $17.4 million and $104.3 million for the years of 2019, 2020 and 2021, respectively. The benefit on net income per share was $0.02, $0.05 and $0.28 for the years of 2019, 2020 and 2021, respectively.